Risk management (Table)	12 Months Ended
Dec. 31, 2020
Risk management
Schedule of main aggregates relating to credit risk

	Loans to customers (million pesos)			Non-performing loans (million pesos)			Percentage of non-performing loans by type of customer
	2018	2019	2020	2018	2019	2020	2018	2019	2020

By loan type:
Public Sector	59,547	70,450	73,016	—	—	—	—	—	—
Commercial, financial and industrial	371,976	379,758	346,075	6,538	5,815	6,530	1.8%	1.5%	1.9%
Mortgage	145,749	156,209	177,665	8,345	8,399	9,847	5.7%	5.4%	5.5%
Installment loans to individuals	111,787	118,099	116,227	3,546	3,738	5,532	3.2%	3.2%	4.8%
Revolving consumer credit card loans	56,227	59,477	53,809	1,716	1,717	2,543	3.1%	2.9%	4.7%
Non revolving consumer loans	55,560	58,622	62,418	1,830	2,021	2,989	3.3%	3.4%	4.8%
	689,059	724,516	712,983	18,429	17,952	21,909	2.7%	2.5%	3.1%

Schedule of distribution of interest rate risk by maturity

The table below shows in millions of pesos the distribution of interest rate risk by maturity as of December 31, 2018. The reported amounts include estimated interest on fixed and variable rate instruments. Interest on variable rate instruments is determined using the rate in effect as of the balance sheet date for the first scheduled interest payment and amounts are determined based on the contractual spread for each period thereafter.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	101,353	35,304	—	—	—	52	—	—	65,997
Loans	789,010	400,172	44,475	27,446	51,727	119,014	56,923	90,388	(1,135)
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	(226)	—	—	—	—	—	—	—	(226)
Securities	351,755	59,520	11,051	8,589	44,187	58,048	13,198	30,524	126,637
Permanent	14,417	—	—	—	—	—	—	—	14,417
Other Assets	2,491,052	—	—	—	—	—	—	—	2,491,052
Total Balance Sheet Assets	3,747,361	494,996	55,526	36,035	95,914	177,114	70,121	120,912	2,696,742
Money Market	(114,421)	(27,386)	(89)	—	—	—	—	—	(86,945)
Deposits	(636,907)	(253,774)	(17,801)	(12,984)	(91,065)	(156,158)	—	(105,126)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(207,327)	(65,439)	(6,383)	(9,993)	(8,361)	(14,760)	(60,990)	(3,727)	(37,675)
Equity	(125,813)	—	—	—	—	—	—	—	(125,813)
Other Liabilities	(2,527,900)	—	—	—	—	—	—	—	(2,527,900)
Total Balance Sheet Liabilities	(3,612,368)	(346,599)	(24,273)	(22,977)	(99,426)	(170,918)	(60,990)	(108,853)	(2,778,333)
Total Balance Sheet Gap	134,993	148,397	31,253	13,058	(3,512)	6,196	9,131	12,059	(81,591)
Total Off-Balance Sheet Gap	(5,070)	27,072	576	(1,096)	4,739	(5,802)	(3,267)	(27,293)	—
Total Structural Gap		175,469	31,829	11,962	1,227	394	5,864	(15,234)	(81,591)
Accumulated Gap	—	175,469	207,298	219,260	220,487	220,881	226,745	211,511	129,920

The interest rate risk in the balance sheet management portfolios, measured in terms of NIM sensitivity at one year to a parallel increase of hundred basis points in the yield curve, remained stable throughout 2019 under 1,000 million pesos, mainly due to the short-term re-pricing of the loan portfolio. At the end of December 2019, the risk consumption measured in terms of hundred basis points MVE sensitivity stood under 3,700 million pesos.

The table below shows in millions of pesos the distribution of interest rate risk by maturity as of December 31, 2019. The reported amounts include estimated interest on fixed and variable rate instruments. Interest on variable rate instruments is determined using the rate in effect as of the balance sheet date for the first scheduled interest payment and amounts are determined based on the contractual spread for each period thereafter.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	84,372	33,396	4,299	1,714	393	29	—	—	44,540
Loans	828,076	415,078	48,155	29,078	54,722	125,650	60,560	95,727	(895)
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	2,391	—	—	—	—	—	—	—	2,391
Securities	399,818	43,227	10,226	4,405	7,133	69,280	62,236	88,523	114,790
Permanent	16,890	—	—	—	—	—	—	—	16,890
Other Assets	2,465,434	—	—	—	—	—	—	—	2,465,434
Total Balance Sheet Assets	3,796,981	491,701	62,680	35,197	62,248	194,959	122,796	184,250	2,643,150
Money Market	(211,629)	(105,227)	(591)	—	—	—	—	—	(105,810)
Deposits	(631,480)	(238,192)	(25,728)	(14,968)	(89,071)	(145,780)	—	(117,741)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(207,463)	(79,157)	(10,176)	(9,497)	(11,461)	(37,462)	(27,899)	(9,177)	(22,633)
Equity	(138,381)	—	—	—	—	—	—	—	(138,381)
Other Liabilities	(2,458,248)	—	—	—	—	—	—	—	(2,458,248)
Total Balance Sheet Liabilities	(3,647,201)	(422,576)	(36,495)	(24,465)	(100,532)	(183,242)	(27,899)	(126,918)	(2,725,072)
Total Balance Sheet Gap	149,780	69,125	26,185	10,732	(38,284)	11,717	94,897	57,332	(81,922)
Total Off-Balance Sheet Gap	(27,704)	93,301	1,883	(85)	(3,869)	(20,620)	(14,927)	(83,290)	(99)
Total Structural Gap		162,426	28,068	10,647	(42,153)	(8,903)	79,970	(25,958)	(82,021)
Accumulated Gap	—	162,426	190,494	201,141	158,988	150,085	230,055	204,097	122,076

The interest rate risk in the balance sheet management portfolios, measured in terms of NIM sensitivity at one year to a parallel increase of hundred basis points in the yield curve, remained stable throughout 2020 under 350 million pesos, mainly due to the short-term re-pricing of the loan portfolio. At the end of December 2020, the risk consumption measured in terms of hundred basis points MVE sensitivity stood under 3,000 million pesos.

The table below shows in millions of pesos the distribution of interest rate risk by maturity as of December 31, 2020. The reported amounts include estimated interest on fixed and variable rate instruments. Interest on variable rate instruments is determined using the rate in effect as of the balance sheet date for the first scheduled interest payment and amounts are determined based on the contractual spread for each period thereafter.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	208,892	97,682	224	10	—	—	—	—	110,976
Loans	842,579	391,465	51,416	29,398	40,954	110,704	59,480	158,690	473
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	2,324	—	—	—	—	—	—	—	2,324
Securities	612,958	92,700	10,420	18,633	12,072	120,979	50,809	93,965	213,379
Permanent	17,838	—	—	—	—	—	—	—	17,838
Other Assets	2,432,847	—	—	—	—	—	—	—	2,432,847
Total Balance Sheet Assets	4,117,438	581,847	62,060	48,041	53,026	231,683	110,289	252,655	2,777,837
Money Market	(415,269)	(136,167)	(25)	—	—	(35)	—	—	(279,042)
Deposits	(712,440)	(538,576)	(28,189)	(7,546)	(38,605)	(40,318)	—	(59,206)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(234,391)	(71,773)	(13,809)	(8,311)	(5,645)	(65,572)	(39,636)	(8,094)	(21,552)
Equity	(158,338)	—	—	—	—	—	—	—	(158,338)
Other Liabilities	(2,421,345)	—	—	—	—	—	—	—	(2,421,345)
Total Balance Sheet Liabilities	(3,941,783)	(746,516)	(42,023)	(15,857)	(44,250)	(105,925)	(39,636)	(67,300)	(2,880,277)
Total Balance Sheet Gap	175,655	(164,669)	20,037	32,184	8,776	125,758	70,653	185,355	(102,440)
Total Off-Balance Sheet Gap	(27,858)	96,078	(518)	(7,124)	(1,257)	(16,773)	(20,744)	(77,053)	(466)
Total Structural Gap		(68,591)	19,519	25,060	7,519	108,985	49,909	108,302	(102,906)
Accumulated Gap		(68,591)	(49,072)	(24,012)	(16,493)	92,492	142,401	250,703	147,797

Schedule of distribution of liquidity risk by maturity

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	101,353	35,304	—	—	—	52	—	—	65,997
Loans	894,975	63,631	77,990	77,902	117,370	262,468	126,185	170,565	(1,135)
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	(226)	—	—	—	—	—	—	—	(226)
Securities	265,639	204,594	143	1,183	42,759	1,766	3,098	11,128	968
Permanent	14,417	—	—	—	—	—	—	—	14,417
Other Assets	2,491,052	—	—	—	—	—	—	—	2,491,052
Total Balance Sheet Assets	3,767,210	303,529	78,133	79,085	160,129	264,286	129,283	181,693	2,571,073
Money Market	(114,421)	(27,386)	(89)	—	—	—	—	—	(86,945)
Deposits	(643,226)	(253,793)	(20,848)	(17,375)	(14,367)	(19,813)	(11,475)	(305,556)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(214,803)	(3,470)	(10,517)	(17,219)	(29,238)	(40,266)	(72,295)	(4,010)	(37,788)
Equity	(125,813)	—	—	—	—	—	—	—	(125,813)
Other Liabilities	(2,527,900)	—	—	—	—	—	—	—	(2,527,900)
Total Balance Sheet Liabilities	(3,626,163)	(284,649)	(31,454)	(34,594)	(43,605)	(60,079)	(83,770)	(309,566)	(2,778,446)
Total Balance Sheet Gap	141,047	18,880	46,679	44,491	116,524	204,207	45,513	(127,873)	(207,373)
Total Off-Balance Sheet Gap	30,927	755	108	(144)	1,637	5,657	6,293	3,781	12,838
Total Structural Gap		19,635	46,787	44,347	118,161	209,864	51,806	(124,092)	(194,535)
Accumulated Gap		19,635	66,422	110,769	228,930	438,794	490,600	366,508	171,973

The table below shows in millions of pesos the distribution of the liquidity risk by maturity as of December 31, 2019. The reported amounts include cash flows from interest on fixed and variable rate instruments. The interest on variable rate instruments is determined using the forward interest rates for each period presented.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	83,423	38,853	—	—	—	29	—	—	44,540
Loans	923,390	63,743	91,160	73,504	122,407	280,957	121,497	171,017	(895)
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	2,391	—	—	—	—	—	—	—	2,391
Securities	411,339	31,965	1,856	1,861	10,709	81,502	63,620	98,939	120,887
Permanent	16,890	—	—	—	—	—	—	—	16,890
Other Assets	2,465,434	—	—	—	—	—	—	—	2,465,434
Total Balance Sheet Assets	3,902,867	134,561	93,016	75,365	133,116	362,488	185,117	269,956	2,649,247
Money Market	(210,680)	(100,790)	(718)	(684)	(2,116)	(903)	—	—	(105,470)
Deposits	(709,438)	(238,812)	(33,549)	(26,289)	(26,585)	(62,061)	(42,162)	(279,979)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(213,656)	(8,851)	(18,714)	(23,558)	(34,569)	(66,566)	(29,414)	(9,339)	(22,644)
Equity	(138,381)	—	—	—	—	—	—	—	(138,381)
Other Liabilities	(2,458,248)	—	—	—	—	—	—	—	(2,458,248)
Total Balance Sheet Liabilities	(3,730,403)	(348,453)	(52,981)	(50,531)	(63,270)	(129,530)	(71,576)	(289,318)	(2,724,743)
Total Balance Sheet Gap	172,464	(213,892)	40,035	24,834	69,846	232,958	113,541	(19,362)	(75,496)
Total Off-Balance Sheet Gap	20,905	(15,134)	398	730	1,125	10,566	5,253	6,175	11,791
Total Structural Gap		(229,026)	40,433	25,564	70,971	243,524	118,794	(13,187)	(63,705)
Accumulated Gap		(229,026)	(188,593)	(163,029)	(92,058)	151,466	270,260	257,073	193,368

The table below shows in millions of pesos the distribution of the liquidity risk by maturity as of December 31, 2020. The reported amounts include cash flows from interest on fixed and variable rate instruments. The interest on variable rate instruments is determined using the forward interest rates for each period presented.

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	210,487	99,500	—	10	—	—	—	—	110,976
Loans	906,434	53,486	86,614	70,534	103,026	252,900	113,424	225,978	473
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	2,324	—	—	—	—	—	—	—	2,324
Securities	619,308	81,245	5,776	18,753	16,306	124,401	59,352	96,046	217,429
Permanent	17,838	—	—	—	—	—	—	—	17,838
Other Assets	2,432,847	—	—	—	—	—	—	—	2,432,847
Total Balance Sheet Assets	4,189,238	234,231	92,390	89,297	119,332	377,301	172,776	322,024	2,781,887
Money Market	(416,864)	(136,167)	(342)	(397)	(877)	(78)	—	—	(279,004)
Deposits	(765,648)	(188,768)	(36,499)	(22,885)	(26,267)	(78,592)	(62,686)	(349,951)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(237,778)	(7,804)	(13,606)	(23,355)	(32,978)	(88,412)	(41,763)	(8,307)	(21,553)
Equity	(158,338)	—	—	—	—	—	—	—	(158,338)
Other Liabilities	(2,421,345)	—	—	—	—	—	—	—	(2,421,345)
Total Balance Sheet Liabilities	(3,999,973)	(332,739)	(50,447)	(46,637)	(60,122)	(167,082)	(104,449)	(358,258)	(2,880,240)
Total Balance Sheet Gap	189,265	(98,508)	41,943	42,660	59,210	210,219	68,327	(36,234)	(98,353)
Total Off-Balance Sheet Gap	(3,137)	(18,378)	(431)	(337)	233	3,417	(1,112)	(494)	13,964
Total Structural Gap		(116,886)	41,512	42,323	59,443	213,636	67,215	(36,728)	(84,389)
Accumulated Gap		(116,886)	(75,374)	(33,051)	26,392	240,028	307,243	270,515	186,126